COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
LITIGATION AND CLAIMS
2021	$ 26	$ 91
2022	108	108
2023	112	112
2024	115	115
2025	118	119
Thereafter	50	50
Total	529	595
Less: interest	(122)	(147)
Present value of lease liability	$ 407	$ 448